Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
Schedule of reconciliation of goodwill and accumulated goodwill impairment losses

Balance at December 3, 2021(1)
Goodwill	$1,278,453
Accumulated goodwill impairment losses	—
1,278,453
Acquisitions	31,297
Balance at December 31, 2021
Goodwill	1,309,750
Accumulated goodwill impairment losses	—
1,309,750
Acquisitions	5,202
Impairment losses	(1,314,952)
Balance at December 31, 2022
Goodwill	1,314,952
Accumulated goodwill impairment losses	(1,314,952)
$—
(1)	Represents the opening balance of goodwill due to the Business Combinations (Note 5)